Condensed Consolidated Statements of Operations (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010 Restated Amount	Sep. 30, 2010 Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount Patents, net	Dec. 31, 2009 Restated Amount Patent pending technology	Dec. 31, 2009 Restated Amount Customer List	Dec. 31, 2010 Technology rights	Dec. 31, 2010 Patents, net
Revenues:
Product sales	$ 10,715,563	$ 30,097,874	$ 37,502,779	$ 9,740,364	$ 26,224,860	$ 26,260,899
Revenue from freight	12,652	49,754	72,378	21,534	57,948	103,733
Total revenue	10,728,215	30,147,628	37,575,157	9,761,898	26,282,808	26,364,632
Cost of revenues	6,706,311	18,565,279	22,727,210	5,775,854	15,850,046	16,153,061
Gross profit	4,021,904	11,582,349	14,847,947	3,986,044	10,432,762	10,211,571
Operating expenses:
Selling, general and administrative	3,382,137	10,224,273	11,991,976	2,946,417	8,565,375	10,431,636
Research and development	199,602	529,863	740,396	366,790	563,196	56,042
Bad debt	62,000	77,449	64,684	13,009	27,954	114,197
Impairment of goodwill						10,241,529
Total operating expenses	3,643,739	10,831,585	16,321,197	3,326,216	9,156,525	21,436,855
Impairment of intangible asset							136,811	210,403	246,237	3,105,956	418,185
Profit (Loss) from operations	378,165	750,764	(1,473,250)	659,828	1,276,237	(11,225,284)
Other income (expense )
Other income	11,387	36,153	87,178	15,780	85,039	193,165
Other expense	(39,194)	(48,294)	(158,618)	(50,188)	(130,492)	(331,757)
Investment income (loss)	16,886	21,457	78,074	28,924	50,796	(41,424)
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortization of debt discount	(19,167)	(316,414)	(3,859,342)	(419,423)	(3,668,122)	(3,096,641)
Interest expense	(230,059)	(686,913)	(1,151,617)	(264,046)	(914,688)	(1,520,447)
Total other income (expense), net	(260,147)	(994,011)	(5,004,325)	(688,953)	(4,577,467)	(4,797,104)
(Loss) before taxes	118,018	(243,247)	(6,477,575)	(29,125)	(3,301,230)	(16,022,388)
Provision for taxes	6,330	21,673	111,138	30,674	35,092
Consolidated Net profit (loss) from continuing operations	111,688	(264,920)	(6,588,713)	(59,799)	(3,336,322)	(16,022,388)
Profit (loss) from discontinued operations
Profit (loss) from discontinued operations		(160,153)	(871,803)	5,213	(74,659)	(21,159)
Gain on divestment of Comex Electronics	312,635	603,034
Net profit (loss) from discontinued operations	312,635	442,881	(871,803)	5,213	(74,659)	(21,159)
Consolidated Net profit (loss)	424,323	177,961	(7,460,516)	(54,586)	(3,410,981)	(16,043,547)
Less: Net profit (loss) from discontinued operations - noncontrolling interest		67,872	(444,620)	2,659	(38,686)	(10,791)
Net profit (loss) allocable to common stockholders	424,323	110,089	(7,015,896)	(57,245)	(3,372,295)	(16,032,756)
Other comprehensive profit (loss)
Foreign currency translation adjustment	26,831	63,005	(22,617)	(5,511)	(23,849)	(28,193)
Comprehensive profit (loss)	$ 451,154	$ 173,094	$ (7,038,513)	$ (62,756)	$ (3,396,144)	$ (16,060,949)
Basic profit (loss) per common share from continuing operations	$ 0.00	$ 0.00		$ 0.00	$ (0.02)
Diluted profit (loss) per common share from continuing operations	$ 0.00	$ 0.00		$ 0.00	$ (0.02)
Basic profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Basic profit (loss) per common share	$ 0.00	$ 0.00		$ 0.00	$ (0.02)
Diluted profit (loss) per common share	$ 0.00	$ 0.00		$ 0.00	$ (0.02)
Basic weighted average common and common equivalents shares outstanding	219,282,472	216,859,788		196,478,788	183,860,295
Fully diluted weighted average common and common equivalents shares outstanding	219,983,110	217,590,284		196,478,788	183,860,295
Basic and diluted (loss) per common share from continuing operations			$ (0.03)			$ (0.10)
Basic and diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.			$ 0.00			$ 0.00
Basic and diluted (loss) per common share			$ (0.04)			$ (0.10)
Basic and diluted weighted average common and common equivalent shares outstanding			188,567,994			168,531,862